                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

    Item 1. Report to Shareholders.



    The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I (OR R) SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Value Index, the Lehman Brothers U.S. Government/Credit Index and the S&P 500 Index from 12/31/96 through 12/31/06. Class A shares, adjusted for sales charges. (LINE GRAPH)

                                                                                      LEHMAN BROTHERS U.S.
                                         VAN KAMPEN EQUITY      RUSSELL 1000 VALUE     GOVERNMENT/CREDIT
                                          AND INCOME FUND             INDEX                  INDEX              S&P 500 INDEX
                                         -----------------      ------------------    --------------------      -------------
12/96                                           9427                  10000                  10000                  10000
                                                9572                  10256                   9914                  10269
                                               10808                  11768                  10274                  12060
                                               11604                  12940                  10634                  12963
12/97                                          11701                  13518                  10976                  13336
                                               12966                  15094                  11142                  15197
                                               13221                  15162                  11434                  15699
                                               12176                  13405                  12000                  14137
12/98                                          13690                  15631                  12015                  17146
                                               13365                  15855                  11872                  18001
                                               14583                  17643                  11742                  19270
                                               13823                  15915                  11805                  18066
12/99                                          15052                  16780                  11757                  20754
                                               16026                  16860                  12073                  21230
                                               16197                  16070                  12249                  20666
                                               17680                  17333                  12601                  20464
12/00                                          18091                  17957                  13151                  18863
                                               17050                  16905                  13571                  16627
                                               17892                  17731                  13612                  17600
                                               16791                  15789                  14260                  15017
12/01                                          17688                  16953                  14269                  16623
                                               18254                  17647                  14202                  16670
                                               17246                  16143                  14735                  14437
                                               15312                  13113                  15574                  11943
12/02                                          16217                  14321                  15844                  12951
                                               15779                  13625                  16104                  12543
                                               17804                  15978                  16672                  14474
                                               18105                  16308                  16588                  14856
12/03                                          19810                  18622                  16583                  16666
                                               20216                  19186                  17094                  16948
                                               20349                  19355                  16552                  17239
                                               20506                  19654                  17141                  16917
12/04                                          22142                  21694                  17279                  18479
                                               22055                  21713                  17162                  18082
                                               22566                  22076                  17754                  18330
                                               23607                  22934                  17583                  18990
12/05                                          23873                  23224                  17688                  19387
                                               24411                  24602                  17509                  20202
                                               24413                  24747                  17484                  19911
                                               25633                  26287                  18168                  21040
12/06                                          26864                  28390                  18356                  22448

                                                                                          R SHARES      I SHARES
                             A SHARES             B SHARES             C SHARES            SINCE         SINCE
                           since 8/3/60         since 5/1/92         since 7/6/93         10/1/02       12/22/04
-----------------------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                 W/MAX
                                    5.75%                5.00%                 1.00%
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES    SALES     W/O SALES     W/O SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES       CHARGES

Since Inception          11.14%     10.99%    11.77%     11.77%     11.43%     11.43%      13.38%        10.54%

10-year                  11.04      10.39     10.35      10.35      10.23      10.23          --            --

5-year                    8.72       7.42      7.92       7.70       7.91       7.91          --            --

1-year                   12.53       6.05     11.66       6.66      11.73      10.73       12.20         12.68
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Based on the Fund's asset composition, the Fund's investment adviser believed the Russell 1000 Value Index is a more appropriate broad-based benchmark for the Fund than the S&P 500 Index. Accordingly, the S&P 500 Index will not be shown in future reports of the Fund. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index includes securities in the Government and Credit Indices. The Government Index consists of securities issued by the U.S. government and its agencies. The Credit Index consists of publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

Stock markets advanced for the 12-months ended December 31, 2006, as investors grew less anxious about the condition of the U.S. economy. However, the period was not without turbulence. Against a backdrop of monetary tightening by the Federal Open Market Committee (the "Fed"), high oil prices and rising interest rates, evidence of a slowing housing market was not well received by investors in the first half of the year. May and June were especially volatile months for stocks, as investors worried that the effects of the Fed's prolonged period of interest rate increases would slow the economy too much.

However, sentiment began to turn more positive around mid-year. In August, the Fed stopped raising the target federal funds rate and left the rate unchanged for the remainder of its policy meetings in 2006. Energy prices were still elevated but coming down from the record high set in July. For the most part, corporate earnings reported throughout the year were still better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Although economic growth was clearly moderating, the immediate threat of recession subsided. As a result, stock market returns improved in the second half of the year.

The leading stocks in this environment tended to be from the more cyclical (or economically sensitive) market sectors, especially those driven by commodity prices. All sectors in the large cap value stock universe, as represented by the Russell 1000(R) Value Index, had positive returns for the 12-month period, with the telecommunication services sector producing the largest gain and the health care sector progressing the least.

In the bond market, yields rose across the U.S. Treasury curve during the first part of the year, peaking about mid-year, and drifting lower during the second part of the year. However, on a net basis, yields across the U.S. Treasury curve ended 2006 at higher levels than when the year began. Agency and mortgage issues posted the highest returns of the government sectors. Due to its high sensitively to fluctuated yields, the Treasury sector underperformed. Overall, across the government asset class, intermediate dated issues outperformed longer dated issues. While the overall environment appeared to be good for corporate credit issues and defaults were at near all-time lows, much of the good news has already been priced in to the credit market. In addition, after several years of sluggish equity returns, overly cautious balance sheets built up in response to intense scrutiny following 2002's corporate scandals, and relatively cheap financing courtesy of the Federal Reserve, 2006 became a very attractive environment for private equity and leveraged buy-out (LBO) investors.

PERFORMANCE ANALYSIS

The fund returned 12.53 percent for the 12 months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000(R) Value Index, the Lehman Brothers U.S. Government/Credit Index and the Standard & Poor's 500(R) Index, returned 22.25 percent, 3.78 percent and 15.78 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------
                                                                                           STANDARD &
                                                           RUSSELL      LEHMAN BROTHERS      POOR'S
                                                           1000(R)      U.S. GOVERNMENT/     500(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R    VALUE INDEX      CREDIT INDEX        INDEX

      12.53%    11.66%    11.73%    12.68%    12.20%       22.25%            3.78%           15.78%
------------------------------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

In the equity portion of the portfolio, the telecommunications sector was the largest drag on performance relative to the Russell 1000 Value Index, primarily due to security selection. The fund had no exposure to some of the market's best performing telecom stocks, and one of the portfolio's larger telecom holdings provided lackluster returns during the period. The health care sector was another area of weakness for the fund's stock portfolio. A surprise negative announcement by a health care equipment and services company early in the reporting period was responsible for most of the fund's underperformance in this sector. In addition, the fund's health care sector overweight is largely composed of pharmaceutical stocks, which turned out to be a negative influence during this time period. With the Democrats gaining a majority in Congress, investors and drug companies were concerned about potential Medicare reform that could ultimately enable the government to negotiate drug prices. Further detracting from performance was an underweight in the energy sector. We had been reducing exposure to the sector all year, as the lofty valuations of many energy stocks appear to exceed what we would consider an appropriate balance of risk and return.

In the consumer discretionary sector, our security selection among retailers and autos, during the period, served the portfolio well. The financial services sector contributed positively to performance relative to the Russell 1000 Value Index, particularly in diversified financial holdings. These companies have strong exposure to the capital markets through their investment banking and trading operations, and benefited from the robust merger and acquisition activity and rising markets during the period. In the utilities sector, the fund owned some of the sector's best performing stocks, which offset the negative impact of an underweight in the sector.
 4

In the bond portfolio, we kept the fund's overall duration (a measure of interest rate sensitivity) well below that of the Lehman Brothers U.S. Government/Credit Index during the period. This posture was beneficial as interest rates rose across the market, but detracted from relative performance during periods of sharp yield increases. An underweight to the agency sector detracted slightly from relative performance as this sector posted solid returns. Given aggressive bond valuations at the start of the year and concerns regarding increasing leverage trends, we chose to maintain a defensive posture in credit over the course of 2006. This positioning had a small negative effect on the performance of the portfolio relative to the Lehman Brothers U.S. Government/Credit Index over the period, as spreads (or the extra return required by investors for assuming credit risk) generally narrowed. However, good security selection helped offset a portion of this weakness.

The fund's convertible securities, in aggregate, were neither a significant contributor nor a significant detractor from performance during the period under review. However, we did increase the fund's exposure to convertible securities over the course of the fiscal year, as attractive new issuance provided some opportunities that fit our investment parameters.

As of December 31, 2006, the fund held 65.1 percent in stocks, 18.6 percent in bonds and 16.3 percent in convertible securities. Other than the aforementioned increase in convertible securities exposure, the fund's overall asset allocation changed very little during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/06
JPMorgan Chase & Co.                                              2.3%
Citigroup, Inc.                                                   2.3
Bayer AG--ADR (Germany)                                           2.0
Time Warner, Inc.                                                 1.8
General Electric Co.                                              1.7
Schering-Plough Corp.                                             1.6
Verizon Communications, Inc.                                      1.6
Freddie Mac                                                       1.6
Eli Lilly & Co.                                                   1.6
Marsh & McLennan Co., Inc.                                        1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
U.S. Treasury Obligations                                        10.4%
Pharmaceuticals                                                  10.4
Other Diversified Financial Services                              5.2
Investment Banking & Brokerage                                    3.4
Property & Casualty Insurance                                     3.3
Electric Utilities                                                3.2
Integrated Oil & Gas                                              3.1
Integrated Telecommunication Services                             2.9
Industrial Conglomerates                                          2.9
Movies & Entertainment                                            2.8
Asset Backed Securities                                           2.7
Diversified Chemicals                                             2.7
Thrifts & Mortgage Finance                                        2.5
Packaged Foods & Meats                                            2.3
Communications Equipment                                          1.8
Systems Software                                                  1.7
Aerospace & Defense                                               1.6
Semiconductors                                                    1.6
Insurance Brokers                                                 1.4
Broadcasting & Cable TV                                           1.3
Health Care Equipment                                             1.3
Regional Banks                                                    1.3
Wireless Telecommunication Services                               1.2
Biotechnology                                                     1.1
Hypermarkets & Super Centers                                      1.0
Tobacco                                                           1.0
Soft Drinks                                                       1.0
Internet Retail                                                   0.9
Oil & Gas Equipment & Services                                    0.9
Technology                                                        0.8
Banking                                                           0.7
Gold                                                              0.7
Household Products                                                0.6
Multi-Line Insurance                                              0.6
Automobile Manufacturers                                          0.6
Health Care                                                       0.6
Asset Management & Custody Banks                                  0.5
Food Retail                                                       0.5
Diversified Banks                                                 0.5
Managed Health Care                                               0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
                                       (continued from previous page)
Life & Health Insurance                                           0.5
Internet Software & Services                                      0.5
Health Care Services                                              0.4
Oil & Gas Storage & Transportation                                0.4
Health Care Facilities                                            0.4
Noncaptive-Consumer                                               0.4
Specialty Stores                                                  0.4
Electric                                                          0.4
Restaurants                                                       0.4
Distillers & Vintners                                             0.3
Brokerage                                                         0.3
Oil & Gas Refining & Marketing                                    0.3
Department Stores                                                 0.3
Automotive                                                        0.3
Photographic Products                                             0.3
Housewares & Specialties                                          0.2
Wireline                                                          0.2
Computer Hardware                                                 0.2
Media-Noncable                                                    0.2
Paper Packaging                                                   0.2
Life Insurance                                                    0.2
Media-Cable                                                       0.2
Retailers                                                         0.2
Food/Beverage                                                     0.2
Diversified Manufacturing                                         0.2
Industrial Machinery                                              0.2
Noncaptive-Diversified                                            0.2
Health Care Distributors                                          0.1
Airlines                                                          0.1
Environmental & Facilities Services                               0.1
Computer & Electronics Retail                                     0.1
Advertising                                                       0.1
Railroads                                                         0.1
Specialized Consumer Services                                     0.1
Consumer Products                                                 0.1
Integrated Energy                                                 0.1
Construction Machinery                                            0.1
Other Utilities                                                  0.0*
Supermarkets                                                     0.0*
Pipelines                                                        0.0*
Wireless                                                         0.0*
Distributors                                                     0.0*
Textile                                                          0.0*
Lodging                                                          0.0*
Services                                                         0.0*
Chemicals                                                        0.0*

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
(continued from previous page)
Environmental                                                     0.0*
Oil Field Services                                                0.0*
                                                                -----
Total Long-Term Investments                                      92.5
Short-Term Investments                                            8.8
                                                                -----
Total Investments                                               101.3
Liabilities in Excess of Other Assets                            (1.3)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Summary of Investments by Industry Classification are as a percentage of net assets. Top 10 holdings are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
Class A
  Actual.....................................    $1,000.00        $1,100.38           $4.18
  Hypothetical...............................     1,000.00         1,021.21            4.02
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,096.87            8.14
  Hypothetical...............................     1,000.00         1,017.41            7.83
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,096.39            8.14
  Hypothetical...............................     1,000.00         1,017.41            7.83
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,099.85            5.50
  Hypothetical...............................     1,000.00         1,020.01            5.30
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,101.73            2.86
  Hypothetical...............................     1,000.00         1,022.51            2.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, 1.54%, 1.54%, 1.04% and 0.54% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

DESCRIPTION                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  60.2%
ADVERTISING  0.0%
Interpublic Group of Cos., Inc. (a)......................         165,555   $     2,026,393
                                                                            ---------------

AEROSPACE & DEFENSE  1.3%
Northrop Grumman Corp. ..................................       1,475,300        99,877,810
Raytheon Co. ............................................       2,481,900       131,044,320
                                                                            ---------------
                                                                                230,922,130
                                                                            ---------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
State Street Corp. ......................................       1,483,200       100,027,008
                                                                            ---------------

AUTOMOBILE MANUFACTURERS  0.6%
Honda Motor Co., Ltd.--ADR (Japan).......................       2,744,200       108,505,668
                                                                            ---------------

BIOTECHNOLOGY  0.3%
Applera Corp. ...........................................       1,469,870        53,929,530
                                                                            ---------------

BROADCASTING & CABLE TV  0.9%
Clear Channel Communications, Inc. ......................       2,400,980        85,330,829
Comcast Corp., Class A (a)...............................       1,913,400        80,994,222
                                                                            ---------------
                                                                                166,325,051
                                                                            ---------------
COMMUNICATIONS EQUIPMENT  0.3%
Motorola, Inc. ..........................................       2,668,900        54,872,584
                                                                            ---------------

COMPUTER HARDWARE  0.2%
Hewlett-Packard Co. .....................................       1,022,000        42,096,180
                                                                            ---------------

DEPARTMENT STORES  0.3%
Kohl's Corp. (a).........................................         813,400        55,660,962
                                                                            ---------------

DISTILLERS & VINTNERS  0.3%
Diageo PLC--ADR (United Kingdom).........................         791,700        62,789,727
                                                                            ---------------

DIVERSIFIED CHEMICALS  2.7%
Bayer AG--ADR (Germany)..................................       6,375,100       340,175,336
Du Pont (E.I.) de Nemours & Co. .........................       3,081,800       150,114,478
                                                                            ---------------
                                                                                490,289,814
                                                                            ---------------
ELECTRIC UTILITIES  2.6%
American Electric Power Co., Inc. .......................       2,683,400       114,259,172
Entergy Corp. ...........................................       2,103,300       194,176,656
FirstEnergy Corp. .......................................       2,121,200       127,908,360
Reliant Energy, Inc. (a).................................       3,120,637        44,344,248
                                                                            ---------------
                                                                                480,688,436
                                                                            ---------------
FOOD RETAIL  0.3%
Safeway, Inc. ...........................................         837,000        28,926,720
SUPERVALU, Inc. .........................................         992,600        35,485,450
                                                                            ---------------
                                                                                 64,412,170
                                                                            ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
GOLD  0.7%
Newmont Mining Corp. ....................................       2,693,800   $   121,625,070
                                                                            ---------------

HEALTH CARE DISTRIBUTORS  0.1%
McKesson Corp. ..........................................         469,630        23,810,241
                                                                            ---------------

HEALTH CARE EQUIPMENT  0.8%
Baxter International, Inc. ..............................       1,686,223        78,223,885
Boston Scientific Corp. (a)..............................       4,372,900        75,126,422
                                                                            ---------------
                                                                                153,350,307
                                                                            ---------------
HOUSEHOLD PRODUCTS  0.6%
Kimberly-Clark Corp. ....................................         694,400        47,184,480
Procter & Gamble Co. ....................................       1,110,000        71,339,700
                                                                            ---------------
                                                                                118,524,180
                                                                            ---------------
HYPERMARKETS & SUPER CENTERS  1.0%
Wal-Mart Stores, Inc. ...................................       4,132,000       190,815,760
                                                                            ---------------

INDUSTRIAL CONGLOMERATES  2.6%
General Electric Co. ....................................       7,864,700       292,645,487
Siemens AG--ADR (Germany)................................       1,940,000       191,187,000
                                                                            ---------------
                                                                                483,832,487
                                                                            ---------------
INDUSTRIAL MACHINERY  0.2%
Ingersoll-Rand Co., Class A (Bermuda)....................         744,120        29,117,416
                                                                            ---------------

INSURANCE BROKERS  1.4%
Marsh & McLennan Co., Inc. ..............................       8,632,800       264,681,648
                                                                            ---------------

INTEGRATED OIL & GAS  2.9%
BP PLC--ADR (United Kingdom).............................         174,300        11,695,530
ConocoPhillips...........................................       2,773,500       199,553,325
Exxon Mobil Corp. .......................................       1,618,400       124,017,992
Royal Dutch Shell PLC--ADR (United Kingdom)..............       2,879,700       203,853,963
                                                                            ---------------
                                                                                539,120,810
                                                                            ---------------
INTEGRATED TELECOMMUNICATION SERVICES  2.3%
Embarq Corp. ............................................       1,174,043        61,707,700
France Telecom--ADR (France).............................       3,510,600        97,243,620
Verizon Communications, Inc. ............................       7,303,012       271,964,167
                                                                            ---------------
                                                                                430,915,487
                                                                            ---------------
INTERNET RETAIL  0.4%
Amazon.com, Inc. (a).....................................       1,821,900        71,892,174
                                                                            ---------------

INTERNET SOFTWARE & SERVICES  0.5%
Yahoo!, Inc. (a).........................................       3,395,800        86,728,732
                                                                            ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  2.5%
Charles Schwab Corp. ....................................       9,317,640   $   180,203,158
Goldman Sachs Group, Inc. ...............................         130,200        25,955,370
Merrill Lynch & Co., Inc. ...............................       2,716,300       252,887,530
                                                                            ---------------
                                                                                459,046,058
                                                                            ---------------
LIFE & HEALTH INSURANCE  0.3%
Aegon NV (Netherlands)...................................       2,659,800        50,403,210
                                                                            ---------------

MANAGED HEALTH CARE  0.5%
Cigna Corp. .............................................         702,600        92,441,082
                                                                            ---------------

MOVIES & ENTERTAINMENT  2.8%
Time Warner, Inc. .......................................      13,957,000       303,983,460
Viacom, Inc., Class B (a)................................       5,012,900       205,679,287
                                                                            ---------------
                                                                                509,662,747
                                                                            ---------------
MULTI-LINE INSURANCE  0.6%
Hartford Financial Services Group, Inc. .................       1,186,400       110,702,984
                                                                            ---------------

OIL & GAS EQUIPMENT & SERVICES  0.7%
Schlumberger, Ltd. (Netherlands Antilles)................       2,101,700       132,743,372
                                                                            ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.4%
Williams Cos., Inc. .....................................       3,000,000        78,360,000
                                                                            ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES  5.2%
Bank of America Corp. ...................................       2,917,995       155,791,753
Citigroup, Inc. .........................................       7,160,400       398,834,280
J.P. Morgan Chase & Co. .................................       8,300,045       400,892,174
                                                                            ---------------
                                                                                955,518,207
                                                                            ---------------
PACKAGED FOODS & MEATS  1.9%
Cadbury Schweppes PLC--ADR (United Kingdom)..............       3,183,819       136,681,350
ConAgra Foods, Inc. .....................................       1,953,900        52,755,300
Unilever NV (Netherlands)................................       6,105,900       166,385,775
                                                                            ---------------
                                                                                355,822,425
                                                                            ---------------
PHARMACEUTICALS  9.3%
Abbott Laboratories......................................       4,949,900       241,109,629
Bristol-Myers Squibb Co. ................................       7,833,200       206,169,824
Eli Lilly & Co. .........................................       5,176,700       269,706,070
GlaxoSmithKline PLC--ADR (United Kingdom)................       1,515,900        79,978,884
Pfizer, Inc. ............................................       6,080,600       157,487,540
Roche Holdings AG--ADR (Switzerland).....................       2,582,700       231,145,968
Sanofi Aventis--ADR (France).............................       1,757,300        81,046,500
Schering-Plough Corp. ...................................      11,572,600       273,576,264
Wyeth....................................................       3,344,900       170,322,308
                                                                            ---------------
                                                                              1,710,542,987
                                                                            ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  2.7%
Chubb Corp. .............................................       3,312,516   $   175,265,221
Saint Paul Travelers Cos., Inc. .........................       4,215,049       226,305,981
XL Capital, Ltd., Class A (Cayman Islands)...............       1,394,400       100,424,688
                                                                            ---------------
                                                                                501,995,890
                                                                            ---------------
REGIONAL BANKS  1.3%
Fifth Third Bancorp......................................       2,661,500       108,935,195
PNC Financial Services Group, Inc. ......................       1,677,000       124,165,080
                                                                            ---------------
                                                                                233,100,275
                                                                            ---------------
RESTAURANTS  0.4%
McDonald's Corp. ........................................       1,472,390        65,271,049
                                                                            ---------------

SEMICONDUCTORS  1.3%
Intel Corp. .............................................       8,193,100       165,910,275
Micron Technology, Inc. (a)..............................       5,807,917        81,078,521
                                                                            ---------------
                                                                                246,988,796
                                                                            ---------------
SOFT DRINKS  1.0%
Coca-Cola Co. ...........................................       3,815,900       184,117,175
                                                                            ---------------

SPECIALIZED CONSUMER SERVICES  0.1%
H&R Block, Inc. .........................................         501,900        11,563,776
                                                                            ---------------

SPECIALTY STORES  0.3%
Office Depot, Inc. (a)...................................       1,384,400        52,842,548
                                                                            ---------------

SYSTEMS SOFTWARE  1.4%
Symantec Corp. (a).......................................      12,303,000       256,517,550
                                                                            ---------------

THRIFTS & MORTGAGE FINANCE  1.5%
Freddie Mac..............................................       3,992,900       271,117,910
                                                                            ---------------

TOBACCO  1.0%
Altria Group, Inc. ......................................       2,169,700       186,203,654
                                                                            ---------------

WIRELESS TELECOMMUNICATION SERVICES  1.2%
Sprint Nextel Corp. .....................................      11,421,711       215,756,121
                                                                            ---------------

TOTAL COMMON STOCKS  60.2%...............................................    11,107,677,781
                                                                            ---------------
CONVERTIBLE PREFERRED STOCKS  3.7%
ADVERTISING  0.1%
Interpublic Group of Cos., Inc., Ser B (b)...............          13,700        15,155,625
                                                                            ---------------

COMMUNICATIONS EQUIPMENT  0.6%
Lucent Technologies Capital Trust I......................         105,100       108,594,575
                                                                            ---------------

HEALTH CARE FACILITIES  0.1%
Healthsouth Corp., Ser A (b).............................          27,000        26,973,000
                                                                            ---------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------
HEALTH CARE SERVICES  0.1%
Omnicare Capital Trust II................................         399,800   $    21,589,200
                                                                            ---------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I.................................         925,000        44,284,375
                                                                            ---------------

INTEGRATED OIL & GAS  0.2%
El Paso Energy Capital Trust I...........................         820,900        32,015,100
                                                                            ---------------

INVESTMENT BANKING & BROKERAGE  0.2%
Lazard, Ltd. (Bermuda)...................................       1,014,800        42,104,052
                                                                            ---------------

LIFE & HEALTH INSURANCE  0.1%
Conseco, Inc. ...........................................         600,000        15,150,000
                                                                            ---------------

OIL & GAS REFINING & MARKETING  0.3%
El Paso Corp. ...........................................          42,000        55,755,000
                                                                            ---------------

PHARMACEUTICALS  0.4%
Schering-Plough Corp. ...................................       1,200,400        68,572,850
                                                                            ---------------

PROPERTY & CASUALTY INSURANCE  0.3%
Travelers Property Casualty Co. .........................         975,200        26,037,840
XL Capital, Ltd. (Cayman Islands)........................         913,900        24,218,350
                                                                            ---------------
                                                                                 50,256,190
                                                                            ---------------
SPECIALTY STORES  0.1%
United Rentals Trust I...................................         312,700        15,322,300
                                                                            ---------------

THRIFTS & MORTGAGE FINANCE  1.0%
Federal National Mortgage Association....................           1,177       117,717,219
Sovereign Capital Trust IV...............................       1,389,900        69,147,525
                                                                            ---------------
                                                                                186,864,744
                                                                            ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS  3.7%.................................       682,637,011
                                                                            ---------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          CONVERTIBLE CORPORATE OBLIGATIONS  11.4%
          AEROSPACE & DEFENSE  0.3%
$53,699   L-3 Communications Corp. (Convertible
          into 525,649 common shares)...........       3.000%    08/01/35      $    56,652,445
                                                                               ---------------

          AIRLINES  0.1%
20,000    Continental Airlines, Inc.
          (Convertible into 500,000 common
          shares)...............................       4.500     02/01/07           21,425,000
                                                                               ---------------

          AUTOMOTIVE  0.3%
45,457    Ford Motor Co. (Convertible into
          4,940,980 common shares)..............       4.250     12/15/36           48,809,454
                                                                               ---------------

          BIOTECHNOLOGY  0.8%
72,500    Amgen, Inc. (Convertible into 912,152
          common shares) (b)....................       0.375     02/01/13           71,593,750
54,800    Imclone Systems, Inc. (Convertible
          into 578,759 common shares)...........       1.375     05/15/24           49,799,500
40,000    Invitrogen Corp. (Convertible into
          392,060 common shares)................       1.500     02/15/24           34,350,000
                                                                               ---------------
                                                                                   155,743,250
                                                                               ---------------
          BROADCASTING & CABLE TV  0.5%
62,000    EchoStar Communications Corp.
          (Convertible into 1,432,200 common
          shares)...............................       5.750     05/15/08           63,472,500
21,235    Sinclair Broadcast Group, Inc.
          (Convertible into 930,849 common
          shares)...............................       6.000     09/15/12           19,536,200
                                                                               ---------------
                                                                                    83,008,700
                                                                               ---------------
          COMMUNICATIONS EQUIPMENT  0.9%
45,000    JDS Uniphase Corp. (Convertible into
          1,138,662 common shares)..............      *          11/15/10           41,006,250
34,000    JDS Uniphase Corp. (Convertible into
          1,122,112 common shares) (b)..........       1.000     05/15/26           29,622,500
36,000    Juniper Networks, Inc. (Convertible
          into 1,787,443 common shares).........      *          06/15/08           39,105,000
57,236    Nortel Networks Corp. (Convertible
          into 5,723,600 common shares)
          (Canada)..............................       4.250     09/01/08           55,662,010
                                                                               ---------------
                                                                                   165,395,760
                                                                               ---------------
          COMPUTER & ELECTRONICS RETAIL  0.1%
18,300    Best Buy, Inc. (Convertible into
          397,826 common shares)................       2.250     01/15/22           20,427,375
                                                                               ---------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          DIVERSIFIED BANKS  0.5%
$92,200   Lehman Brothers Holdings, Inc.
          (Convertible into 797,235 common
          shares)...............................       1.500%    03/23/12      $    95,122,740
                                                                               ---------------

          ELECTRIC UTILITIES  0.6%
2,000     Centerpoint Energy, Inc. (Convertible
          into 48,927 Time Warner, Inc. common
          shares) (c)...........................       2.000     09/15/29           77,894,000
10,065    PG & E Corp. (Convertible into 667,117
          common shares)........................       9.500     06/30/10           34,334,231
                                                                               ---------------
                                                                                   112,228,231
                                                                               ---------------
          ENVIRONMENTAL & FACILITIES SERVICES  0.1%
22,000    Allied Waste Industries, Inc.
          (Convertible into 1,076,847 common
          shares)...............................       4.250     04/15/34           21,120,000
                                                                               ---------------

          FOOD RETAIL  0.2%
89,640    SUPERVALU, Inc. (Convertible into
          864,434 common shares)................      *          11/02/31           31,934,250
                                                                               ---------------

          HEALTH CARE  0.6%
54,290    Beckman Coulter, Inc. (Convertible
          into 731,547 common shares) (b).......       2.500     12/15/36           55,070,690
45,375    Health Management Associates, Inc.
          (Convertible into 1,656,628 common
          shares)...............................       4.375     08/01/23           46,339,219
                                                                               ---------------
                                                                                   101,409,909
                                                                               ---------------
          HEALTH CARE EQUIPMENT  0.5%
22,700    Advanced Medical Optics, Inc.
          (Convertible into 451,832 common
          shares)...............................       2.500     07/15/24           22,075,750
14,000    Edwards Lifesciences Corp.
          (Convertible into 256,129 common
          shares)...............................       3.875     05/15/33           14,350,000
50,000    Medtronic, Inc., Ser B (Convertible
          into 808,980 common shares)...........       1.250     09/15/21           50,312,500
                                                                               ---------------
                                                                                    86,738,250
                                                                               ---------------
          HEALTH CARE FACILITIES  0.3%
40,103    Manor Care, Inc. (Convertible into
          896,198 common shares) (b) (d)........ 2.125/1.875     08/01/35           45,516,905
1,938     Manor Care, Inc. (Convertible into
          43,309 common shares) (d)............. 2.125/1.875     08/01/35            2,199,630
                                                                               ---------------
                                                                                    47,716,535
                                                                               ---------------
          HEALTH CARE SERVICES  0.3%
66,278    Omnicare, Inc. (Convertible into
          831,279 common shares)................       3.250     12/15/35           57,827,555
                                                                               ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          INDUSTRIAL CONGLOMERATES  0.3%
$64,000   3M Co., LYON (Convertible into 605,453
          common shares) (c)....................       2.400%    11/21/32      $    58,720,000
                                                                               ---------------

          INTEGRATED TELECOMMUNICATION SERVICES  0.6%
36,200    Level 3 Communications, Inc.
          (Convertible into 5,041,784 common
          shares)...............................       2.875     07/15/10           38,145,750
13,650    Level 3 Communications, Inc.
          (Convertible into 2,500,000 common
          shares)...............................       3.500     06/15/12           17,028,375
22,700    Level 3 Communications, Inc.
          (Convertible into 168,343 common
          shares)...............................       6.000     03/15/10           21,054,250
23,192    Qwest Communications International,
          Inc. (Convertible into 3,929,516
          common shares)........................       3.500     11/15/25           36,382,450
                                                                               ---------------
                                                                                   112,610,825
                                                                               ---------------
          INTERNET RETAIL  0.5%
94,814    Amazon.com, Inc. (Convertible into
          1,215,136 common shares)..............       4.750     02/01/09           93,510,307
                                                                               ---------------

          INVESTMENT BANKING & BROKERAGE  0.7%
64,200    Goldman Sachs Group, Inc. (Convertible
          into 565,641 common shares)...........       2.000     02/02/12           64,960,770
67,885    Goldman Sachs Group, Inc. (Convertible
          into 554,614 common shares) (b).......       2.000     06/29/13           68,193,877
                                                                               ---------------
                                                                                   133,154,647
                                                                               ---------------
          LIFE & HEALTH INSURANCE  0.2%
26,802    Conseco, Inc. (Convertible into
          1,005,316 common shares) (d).......... 3.500/0.000     09/30/35           26,600,985
                                                                               ---------------

          MEDIA-NONCABLE  0.1%
375       Tribune Co. (Convertible into 4,538
          Time Warner, Inc. common shares)......       2.000     05/15/29           25,821,238
                                                                               ---------------

          OIL & GAS EQUIPMENT & SERVICES  0.1%
15,000    Halliburton Co. (Convertible into
          796,749 common shares)................       3.125     07/15/23           25,443,750
                                                                               ---------------

          PACKAGED FOODS & MEATS  0.4%
86,000    General Mills, Inc. (Convertible into
          303,386 common shares)................      *          10/28/22           64,177,500
                                                                               ---------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          PAPER PACKAGING  0.2%
$35,800   Sealed Air Corp. (Convertible into
          517,084 common shares) (b)............       3.000%    06/30/33      $    37,321,500
                                                                               ---------------

          PHARMACEUTICALS  0.7%
27,304    Charles River Laboratories
          International (Convertible into
          557,922 common shares) (b)............       2.250     06/15/13           29,658,970
68,475    Teva Pharmaceutical Finance Co.
          (Convertible into 1,335,769 common
          shares) (Israel)......................       1.750     02/01/26           63,424,969
2,488     Valeant Pharmaceuticals International
          (Convertible into 78,704 common
          shares) (b)...........................       4.000     11/15/13            2,382,260
40,000    Watson Pharmaceuticals, Inc.
          (Convertible into 998,752 common
          shares)...............................       1.750     03/15/23           37,100,000
                                                                               ---------------
                                                                                   132,566,199
                                                                               ---------------
          PHOTOGRAPHIC PRODUCTS  0.3%
50,000    Eastman Kodak Co. (Convertible into
          1,611,865 common shares)..............       3.375     10/15/33           53,062,500
                                                                               ---------------

          SEMICONDUCTORS  0.2%
15,280    Intel Corp. (Convertible into 484,624
          common shares)........................       2.950     12/15/35           13,904,800
30,145    Intel Corp. (Convertible into 956,085
          common shares) (b)....................       2.950     12/15/35           27,431,950
                                                                               ---------------
                                                                                    41,336,750
                                                                               ---------------
          SYSTEMS SOFTWARE  0.3%
45,255    Symantec Corp. (Convertible into
          2,366,615 common shares) (b)..........       0.750     06/15/11           54,758,550
4,551     Symantec Corp. (Convertible into
          237,995 common shares) (b)............       1.000     06/15/13            5,557,909
                                                                               ---------------
                                                                                    60,316,459
                                                                               ---------------
          TECHNOLOGY  0.7%
55,000    Electronic Data Systems Corp.
          (Convertible into 1,611,016 common
          shares)...............................       3.875     07/15/23           58,643,750
67,702    EMC Corp. (Convertible into 4,210,915
          common shares) (b)....................       1.750     12/01/11           70,494,707
                                                                               ---------------
                                                                                   129,138,457
                                                                               ---------------
TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  11.4%..............................     2,099,340,571
                                                                               ---------------

          UNITED STATES TREASURY OBLIGATIONS  10.4%
10,000    United States Treasury Bonds..........       5.500     08/15/28           10,806,260
63,400    United States Treasury Bonds..........       6.125     08/15/29           74,118,594
15,000    United States Treasury Bonds..........       6.250     05/15/30           17,873,445

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          UNITED STATES TREASURY OBLIGATIONS (CONTINUED)
$96,750   United States Treasury Bonds..........       6.375%    08/15/27      $   115,155,236
75,000    United States Treasury Bonds..........       7.625     02/15/25           99,287,175
159,725   United States Treasury Bonds..........       8.125     08/15/21          213,220,416
23,665    United States Treasury Bonds..........       8.750     08/15/20           32,724,270
28,000    United States Treasury Bonds..........       9.000     11/15/18           38,510,948
35,000    United States Treasury Notes..........       3.250     01/15/09           33,971,910
20,000    United States Treasury Notes..........       3.375     02/15/08           19,657,040
25,000    United States Treasury Notes..........       3.500     11/15/09           24,188,500
55,000    United States Treasury Notes..........       3.625     07/15/09           53,567,030
50,000    United States Treasury Notes..........       3.625     06/15/10           48,312,550
45,000    United States Treasury Notes..........       3.750     05/15/08           44,325,045
97,075    United States Treasury Notes..........       3.875     02/15/13           92,937,955
155,000   United States Treasury Notes..........       4.000     02/15/14          148,418,700
60,000    United States Treasury Notes (e)......       4.250     08/15/14           58,903,800
19,000    United States Treasury Notes..........       4.375     12/31/07           18,889,420
226,860   United States Treasury Notes (e)......       4.500     02/28/11          225,256,100
55,000    United States Treasury Notes..........       4.625     03/31/08           54,783,025
184,000   United States Treasury Notes..........       4.750     11/15/08          183,820,416
50,000    United States Treasury Notes..........       4.875     04/30/08           49,968,800
25,000    United States Treasury Notes..........       4.875     05/15/09           25,062,525
25,000    United States Treasury Notes..........       5.125     06/30/08           25,085,950
72,340    United States Treasury Notes..........       5.750     08/15/10           74,857,794
133,000   United States Treasury Notes..........       6.500     02/15/10          139,759,193
                                                                               ---------------
TOTAL UNITED STATES TREASURY OBLIGATIONS  10.4%.............................     1,923,462,097
                                                                               ---------------

          CORPORATE BONDS  4.1%
          AEROSPACE & DEFENSE  0.0%
3,579     Raytheon Co. .........................       4.500     11/15/07            3,551,399
1,473     Raytheon Co. .........................       6.150     11/01/08            1,492,491
                                                                               ---------------
                                                                                     5,043,890
                                                                               ---------------
          AIRLINES  0.0%
1,928     America West Airlines, Inc. ..........       7.100     04/02/21            2,040,516
                                                                               ---------------

          AUTOMOTIVE  0.0%
3,730     Daimler Chrysler NA Holding Corp. ....       7.750     01/18/11            3,996,042
1,000     DaimlerChrysler NA Holding Corp. .....       8.500     01/18/31            1,193,783
                                                                               ---------------
                                                                                     5,189,825
                                                                               ---------------
          BANKING  0.7%
8,940     Bank of America Corp. ................       3.375     02/17/09            8,628,897
1,525     Bank of New York Co., Inc. ...........       3.800     02/01/08            1,500,702
1,270     Bank of New York Co., Inc. ...........       5.200     07/01/07            1,269,956
505       Bank One Corp. .......................       6.000     02/17/09              511,559
3,250     Huntington National Bank..............       4.375     01/15/10            3,154,440
790       JPMorgan Chase & Co. .................       6.000     02/15/09              799,278
5,480     JPMorgan Chase & Co. .................       6.750     02/01/11            5,766,297

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          BANKING (CONTINUED)
$961      JPMorgan Chase & Co. .................       7.000%    11/15/09      $     1,006,662
10,385    Marshall & Ilsey Bank.................       3.800     02/08/08           10,223,171
8,790     MBNA Corp. (f)........................       5.798     05/05/08            8,847,302
4,630     Popular North America, Inc. ..........       5.650     04/15/09            4,643,367
675       Sovereign Bank........................       4.000     02/01/08              665,428
16,150    Unicredito Luxembourg Finance SA
          (Luxembourg) (b) (f)..................       5.426     10/24/08           16,157,881
12,530    USB Capital IX (c)....................       6.189     03/29/49           12,808,655
39,845    Wachovia Capital Trust III (c)........       5.800     08/29/49           40,210,936
2,540     Washington Mutual Bank FA.............       5.500     01/15/13            2,532,746
8,730     Washington Mutual, Inc. ..............       8.250     04/01/10            9,410,093
                                                                               ---------------
                                                                                   128,137,370
                                                                               ---------------
          BROKERAGE  0.3%
46,000    Goldman Sachs Group, Inc. ............       0.250     08/30/08           46,772,340
7,030     World Financial Properties (b)........       6.910     09/01/13            7,359,467
3,186     World Financial Properties (b)........       6.950     09/01/13            3,339,235
                                                                               ---------------
                                                                                    57,471,042
                                                                               ---------------
          CHEMICALS  0.0%
2,405     ICI Wilmington, Inc. .................       4.375     12/01/08            2,360,820
                                                                               ---------------

          CONSTRUCTION MACHINERY  0.1%
8,555     Caterpillar Financial Services
          Corp. ................................       3.625     11/15/07            8,431,962
                                                                               ---------------

          CONSUMER PRODUCTS  0.1%
10,150    Clorox Co. (f)........................       5.485     12/14/07           10,163,743
                                                                               ---------------

          DISTRIBUTORS  0.0%
5,095     Sempra Energy.........................       4.621     05/17/07            5,076,021
                                                                               ---------------

          DIVERSIFIED MANUFACTURING  0.2%
7,815     Brascan Corp. (Canada)................       7.125     06/15/12            8,336,026
775       Brascan Corp. (Canada)................       8.125     12/15/08              813,173
2,785     Cooper Industries, Inc. ..............       5.250     07/01/07            2,776,787
6,140     Cooper Industries, Inc. ..............       5.250     11/15/12            6,085,495
3,510     Textron Financial Corp. ..............       4.125     03/03/08            3,461,699
9,030     Textron Financial Corp. ..............       5.125     02/03/11            8,971,341
                                                                               ---------------
                                                                                    30,444,521
                                                                               ---------------
          ELECTRIC  0.4%
7,585     Ameren Corp. .........................       4.263     05/15/07            7,546,203
8,235     Arizona Public Service Co. ...........       5.800     06/30/14            8,228,486
7,100     Carolina Power & Light Co. ...........       5.125     09/15/13            6,989,772
7,560     CC Funding Trust I....................       6.900     02/16/07            7,569,382
3,185     Detroit Edison Co. ...................       6.125     10/01/10            3,258,784

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          ELECTRIC (CONTINUED)
$4,205    Duquesne Light Co., Ser O.............       6.700%    04/15/12      $     4,441,052
1,825     Duquesne Light Co., Ser Q.............       5.700     05/15/14            1,833,231
3,630     Entergy Gulf States, Inc. ............       3.600     06/01/08            3,535,326
3,340     Entergy Gulf States, Inc. (f).........       5.769     12/01/09            3,335,451
1,330     Indianapolis Power & Light Co. (b)....       6.300     07/01/13            1,367,477
4,500     NiSource Finance Corp. (f)............       5.940     11/23/09            4,504,900
7,405     Ohio Power Co., Ser K.................       6.000     06/01/16            7,617,198
1,255     Public Service Electric & Gas.........       5.000     01/01/13            1,230,032
5,045     Wisconsin Electric Power..............       3.500     12/01/07            4,963,422
                                                                               ---------------
                                                                                    66,420,716
                                                                               ---------------
          ENVIRONMENTAL  0.0%
1,855     Waste Management, Inc. ...............       7.375     08/01/10            1,974,725
                                                                               ---------------

          FOOD/BEVERAGE  0.2%
2,385     ConAgra, Inc. ........................       7.000     10/01/28            2,591,307
4,230     ConAgra, Inc. ........................       8.250     09/15/30            5,210,315
7,925     FBG Finance, Ltd. (Australia) (b).....       5.125     06/15/15            7,504,167
7,750     Miller Brewing Co. (b)................       4.250     08/15/08            7,615,747
5,055     Sara Lee Corp. .......................       6.125     11/01/32            4,587,923
3,970     YUM! Brands, Inc. ....................       8.875     04/15/11            4,457,437
                                                                               ---------------
                                                                                    31,966,896
                                                                               ---------------
          HEALTH CARE  0.0%
3,260     Wellpoint, Inc. ......................       3.750     12/14/07            3,209,274
2,265     Wellpoint, Inc. ......................       4.250     12/15/09            2,203,170
                                                                               ---------------
                                                                                     5,412,444
                                                                               ---------------
          INTEGRATED ENERGY  0.1%
700       Consumers Energy Co., Ser F...........       4.000     05/15/10              669,604
4,300     Consumers Energy Co., Ser H...........       4.800     02/17/09            4,245,760
5,000     Niagara Mohawk Power Corp., Ser G.....       7.750     10/01/08            5,183,590
                                                                               ---------------
                                                                                    10,098,954
                                                                               ---------------
          LIFE INSURANCE  0.2%
5,000     American General Corp. ...............       7.500     08/11/10            5,369,190
3,335     AXA Financial, Inc. ..................       6.500     04/01/08            3,376,114
1,145     John Hancock Financial Services,
          Inc. .................................       5.625     12/01/08            1,151,172
730       John Hancock Global Funding II (b)....       7.900     07/02/10              789,753
3,155     Nationwide Financial Services,
          Inc. .................................       6.250     11/15/11            3,264,510
4,980     Platinum Underwriters Finance, Inc.
          (Bermuda).............................       6.371     11/16/07            4,950,075
4,865     Platinum Underwriters Finance, Inc.,
          Ser B.................................       7.500     06/01/17            5,139,824
10,335    Xlliac Global Funding (b).............       4.800     08/10/10           10,137,023
                                                                               ---------------
                                                                                    34,177,661
                                                                               ---------------
          LODGING  0.0%
4,080     Hyatt Equities, LLC (b)...............       6.875     06/15/07            4,097,401
                                                                               ---------------

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          MEDIA-CABLE  0.2%
$3,525    Comcast Cable Communications, Inc. ...       6.750%    01/30/11      $     3,696,731
4,000     Comcast Cable Communications, Inc. ...       7.125     06/15/13            4,316,388
10,000    Cox Communications, Inc. .............       7.250     11/15/15           10,880,900
750       TCI Communications, Inc. .............       7.875     02/15/26              858,713
14,395    Time Warner, Inc. (f).................       5.606     11/13/09           14,415,715
                                                                               ---------------
                                                                                    34,168,447
                                                                               ---------------
          MEDIA-NONCABLE  0.1%
895       News America, Inc. ...................       7.300     04/30/28              969,732
5,000     News America, Inc. ...................       7.625     11/30/28            5,622,505
7,625     Viacom, Inc. .........................       6.875     04/30/36            7,562,216
                                                                               ---------------
                                                                                    14,154,453
                                                                               ---------------
          NONCAPTIVE-CONSUMER  0.4%
4,950     American General Finance Corp. .......       4.625     05/15/09            4,874,532
6,760     American General Finance Corp. .......       4.625     09/01/10            6,602,431
10,190    Countrywide Home Loans, Inc. .........       3.250     05/21/08            9,909,592
2,385     Household Finance Corp. ..............       4.125     12/15/08            2,338,717
2,900     Household Finance Corp. ..............       4.125     11/16/09            2,821,300
1,340     Household Finance Corp. ..............       5.875     02/01/09            1,359,882
6,316     Household Finance Corp. ..............       6.375     10/15/11            6,611,323
3,285     Household Finance Corp. ..............       6.400     06/17/08            3,336,482
5,940     Household Finance Corp. ..............       6.750     05/15/11            6,292,474
690       Household Finance Corp. ..............       8.000     07/15/10              750,123
15,675    Residential Capital Corp. ............       6.375     06/30/10           15,869,699
8,795     SLM Corp. ............................       4.000     01/15/10            8,489,101
1,000     Washington Mutual Pfd Fdg II (b)
          (c)...................................       6.665     12/31/49            1,004,495
                                                                               ---------------
                                                                                    70,260,151
                                                                               ---------------
          NONCAPTIVE-DIVERSIFIED  0.2%
4,015     CIT Group, Inc. ......................       4.750     08/15/08            3,982,438
1,805     CIT Group, Inc. ......................       7.375     04/02/07            1,813,707
2,420     General Electric Capital Corp.,.......       4.750     09/15/14            2,342,171
4,750     General Electric Capital Corp.,.......       5.875     02/15/12            4,889,854
2,925     General Electric Capital Corp. .......       4.250     12/01/10            2,832,567
1,300     International Lease Finance Corp. ....       3.750     08/01/07            1,287,576
10,165    Nationwide Building Society (United
          Kingdom) (b)..........................       4.250     02/01/10            9,854,927
                                                                               ---------------
                                                                                    27,003,240
                                                                               ---------------
          OIL FIELD SERVICES  0.0%
1,030     Panhandle Eastern Pipe Line Co., Ser
          B.....................................       2.750     03/15/07            1,023,964
                                                                               ---------------

          OTHER UTILITIES  0.0%
7,525     Plains All American Pipeline..........       6.700     05/15/36            7,765,604
                                                                               ---------------

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          PIPELINES  0.0%
$3,075    Consolidated Natural Gas Co., Ser C...       6.250%    11/01/11      $     3,179,249
3,725     Texas Eastern Transmission Corp. .....       7.000     07/15/32            4,195,255
                                                                               ---------------
                                                                                     7,374,504
                                                                               ---------------
          PROPERTY & CASUALTY INSURANCE  0.3%
19,190    AIG SunAmerica Global Financing VI
          (b)...................................       6.300     05/10/11           19,989,168
8,895     Farmers Exchange Capital (b)..........       7.050     07/15/28            9,308,333
2,790     Farmers Insurance Exchange Surplus
          (b)...................................       8.625     05/01/24            3,354,587
6,330     Mantis Reef, Ltd. (Australia) (b).....       4.692     11/14/08            6,251,470
8,435     St. Paul Travelers Cos., Inc. ........       5.010     08/16/07            8,403,984
5,240     Two-Rock Pass Through Trust (Bermuda)
          (b) (f)...............................       6.316     02/11/49            5,162,553
                                                                               ---------------
                                                                                    52,470,095
                                                                               ---------------
          RAILROADS  0.1%
5,760     Burlington North Santa Fe.............       6.125     03/15/09            5,853,929
5,000     CSX Corp. ............................       6.750     03/15/11            5,254,745
2,410     Norfolk Southern Corp. ...............       7.350     05/15/07            2,426,918
2,285     Union Pacific Corp. ..................       6.625     02/01/08            2,312,125
                                                                               ---------------
                                                                                    15,847,717
                                                                               ---------------
          RETAILERS  0.2%
2,240     CVS Corp. ............................       5.750     08/15/11            2,269,214
12,835    CVS Lease Pass Through Trust (b)......       6.036     12/10/28           12,820,689
2,890     Federated Department Stores, Inc. ....       6.300     04/01/09            2,939,694
4,000     Federated Department Stores, Inc. ....       6.625     09/01/08            4,066,632
3,560     Home Depot, Inc. (f)..................       5.490     12/16/09            3,562,634
7,530     May Department Stores Co. ............       6.700     07/15/34            7,450,453
                                                                               ---------------
                                                                                    33,109,316
                                                                               ---------------
          SERVICES  0.0%
3,000     FedEx Corp. ..........................       2.650     04/01/07            2,979,804
                                                                               ---------------

          SUPERMARKETS  0.0%
3,655     Fred Meyer, Inc. .....................       7.450     03/01/08            3,735,154
3,700     Kroger Co., Ser B.....................       7.250     06/01/09            3,843,708
                                                                               ---------------
                                                                                     7,578,862
                                                                               ---------------
          TECHNOLOGY  0.1%
7,490     Hewlett-Packard Co. (f)...............       5.496     05/22/09            7,506,845
4,720     LG Electronics, Inc. (South Korea)
          (b)...................................       5.000     06/17/10            4,630,094
                                                                               ---------------
                                                                                    12,136,939
                                                                               ---------------
          TEXTILE  0.0%
4,320     Mohawk Industries, Inc., Ser D........       7.200     04/15/12            4,491,958
                                                                               ---------------

          WIRELESS  0.0%
7,125     Vodafone Group PLC (United Kingdom)
          (f)...................................       5.454     12/28/07            7,130,472
                                                                               ---------------

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          WIRELINE  0.2%
$253      AT&T Corp. ...........................       7.300%    11/15/11      $       274,198
3,000     GTE Corp. ............................       7.510     04/01/09            3,130,419
8,280     France Telecom SA (France)............       8.500     03/01/31           10,901,630
4,700     SBC Communications, Inc. .............       6.150     09/15/34            4,637,946
2,310     Sprint Capital Corp. .................       8.750     03/15/32            2,788,209
1,025     Telecom Italia Capital (Luxembourg)...       4.000     11/15/08              998,640
10,060    Telecom Italia Capital (Luxembourg)...       4.000     01/15/10            9,612,934
8,545     Telefonica Europe (Netherlands).......       8.250     09/15/30           10,209,617
365       Verizon New England, Inc. ............       6.500     09/15/11              375,647
                                                                               ---------------
                                                                                    42,929,240
                                                                               ---------------
TOTAL CORPORATE BONDS  4.1%.................................................       748,933,273
                                                                               ---------------

          ASSET BACKED SECURITIES  2.7%
14,500    Bank of America Securities Auto
          Trust.................................       3.990     08/18/09           14,384,202
182       BMW Vehicle Owner Trust...............       2.670     03/25/08              181,708
14,425    Capital Auto Receivables Asset
          Trust.................................       4.050     07/15/09           14,333,263
23,500    Capital Auto Receivables Asset
          Trust.................................       4.980     05/15/11           23,500,000
26,750    Capital Auto Receivables Asset Trust
          (b)...................................       5.310     10/20/09           26,769,287
12,550    Capital One Auto Finance Trust........       5.070     07/15/11           12,534,107
9,477     Caterpillar Financial Asset Trust.....       3.900     02/25/09            9,416,616
19,250    Caterpillar Financial Asset Trust.....       5.570     05/25/10           19,378,655
8,477     Chase Manhattan Auto Owner Trust......       2.830     09/15/10            8,326,808
2,495     CIT Equipment Collateral Owner
          Trust.................................       3.500     09/20/08            2,468,513
16,200    CIT Equipment Collateral Owner
          Trust.................................       5.070     02/20/10           16,179,168
7,999     CNH Equipment Trust...................       4.020     04/15/09            7,950,643
20,075    CNH Equipment Trust...................       4.270     01/15/10           19,869,615
10,100    CNH Equipment Trust...................       5.200     06/15/10           10,108,834
5,682     Daimler Chrysler Auto Trust...........       2.860     03/09/09            5,633,600
9,550     Daimler Chrysler Auto Trust...........       4.040     09/08/09            9,488,459
6,144     Ford Credit Auto Owner Trust..........       4.170     01/15/09            6,114,510
11,025    Ford Credit Auto Owner Trust..........       5.050     03/15/10           11,001,736
24,000    Ford Credit Auto Owner Trust..........       5.260     10/15/10           24,031,505
16,750    GE Equipment Small Ticket LLC (b).....       4.880     10/22/09           16,690,003
15,000    GE Equipment Small Ticket LLC (b).....       4.380     07/22/09           14,896,039
19,900    GS Auto Loan Trust....................       5.370     12/15/10           19,959,198
8,800     Harley-Davidson Motorcycle Trust......       3.560     02/15/12            8,588,452
15,800    Harley-Davidson Motorcycle Trust......       3.760     12/17/12           15,557,731
10,000    Harley-Davidson Motorcycle Trust......       4.070     02/15/12            9,831,542
10,700    Hertz Vehicle Financial, LLC (b)......       4.930     02/25/10           10,643,798
9,500     Honda Auto Receivables Owner Trust....       3.060     10/21/09            9,381,196
11,962    Honda Auto Receivables Owner Trust....       3.870     04/20/09           11,864,827
5,732     Honda Auto Receivables Owner Trust....       3.930     01/15/09            5,697,352
14,000    Honda Auto Receivables Owner Trust....       4.850     10/19/09           13,952,641
9,250     Hyundai Auto Receivables Trust........       3.980     11/16/09            9,153,423
13,500    MBNA Credit Card Master Note Trust....       2.700     04/16/07           13,411,239

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                              COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$15,500   Merrill Auto Trust Securitization.....       4.100%    08/25/09      $    15,389,733
15,290    Nissan Auto Receivables Owner Trust...       3.990     07/15/09           15,173,385
9,900     TXU Electric Delivery Transition Bond
          Company LLC...........................       4.810     11/15/12            9,820,962
827       USAA Auto Owner Trust.................       3.030     06/16/08              825,182
2,631     USAA Auto Owner Trust.................       3.160     02/17/09            2,614,214
15,950    USAA Auto Owner Trust.................       3.580     02/15/11           15,754,589
6,805     USAA Auto Owner Trust.................       3.900     07/15/09            6,758,007
4,701     Volkswagen Auto Lease Trust...........       3.820     05/20/08            4,680,093
17,700    Volkswagen Auto Loan Enhanced Trust...       4.800     07/20/09           17,645,884
7,152     Wachovia Auto Owners Trust............       4.060     09/21/09            7,099,558
2,956     World Omni Auto Receivables Trust.....       3.290     11/12/08            2,946,096
                                                                               ---------------
TOTAL ASSET BACKED SECURITIES  2.7%.........................................       500,006,373
                                                                               ---------------
TOTAL LONG-TERM INVESTMENTS  92.5%
  (Cost $14,366,113,066)....................................................    17,062,057,106
                                                                               ---------------


SHORT-TERM INVESTMENTS  8.8%
REPURCHASE AGREEMENTS  7.5%
Citigroup Global Markets, Inc. ($284,413,404 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.23%,
  dated 12/29/06, to be sold on 01/02/07 at $284,578,680)....................       284,413,404
State Street Bank & Trust Co. ($1,107,611,596 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.08%,
  dated 12/29/06, to be sold on 01/02/07 at $1,108,236,781)..................     1,107,611,596
                                                                                ---------------

TOTAL REPURCHASE AGREEMENTS..................................................     1,392,025,000
                                                                                ---------------

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                                          VALUE
-----------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  1.3%
Federal Home Loan Mortgage Discount Notes ($130,000,000 par, yielding 5.268%,
  02/27/07 maturity).........................................................   $   128,943,046
Federal Home Loan Mortgage Discount Notes ($96,666,000 par, yielding 5.248%,
  02/28/07 maturity).........................................................        95,869,392
Federal National Mortgage Association ($6,100,000 par, yielding 5.232%,
  02/27/07 maturity).........................................................         6,050,743
United States Treasury Bills ($3,500,000 par, yielding 5.297%, 01/11/07
  maturity) (g)..............................................................         3,496,544
                                                                                ---------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  ..........................       234,359,725
                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS  8.8%
  (Cost $1,622,888,180)......................................................     1,626,384,725
                                                                                ---------------

TOTAL INVESTMENTS  101.3%
  (Cost $15,989,001,246).....................................................    18,688,441,831
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.3%)................................      (239,348,440)
                                                                                ---------------

NET ASSETS  100.0%...........................................................   $18,449,093,391
                                                                                ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Variable Rate Coupon

(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(e) Security purchased on a when-issued or delayed delivery basis.

(f) Floating Rate Coupon

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                           UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures March 2007
  (Current Notional Value of $107,469 per contract).........    2,614      $(2,150,368)
U.S. Treasury Bonds Futures March 2007
  (Current Notional Value of $111,438 per contract).........      239         (295,907)
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures March 2007
  (Current Notional Value of $204,031 per contract).........    3,768        2,259,899
U.S. Treasury Notes 5-Year Futures March 2007
  (Current Notional Value of $105,063 per contract).........    1,095          760,801
                                                                -----      -----------
                                                                7,716      $   574,425
                                                                =====      ===========

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $15,989,001,246)....................  $18,688,441,831
Cash........................................................        2,869,226
Receivables:
  Interest..................................................       54,807,782
  Fund Shares Sold..........................................       32,113,242
  Dividends.................................................       14,454,239
  Investments Sold..........................................        7,105,451
  Variation Margin on Futures...............................           13,660
Other.......................................................        1,617,189
                                                              ---------------
    Total Assets............................................   18,801,422,620
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      293,797,309
  Fund Shares Repurchased...................................       38,021,238
  Distributor and Affiliates................................       11,720,786
  Investment Advisory Fee...................................        5,478,980
Trustees' Deferred Compensation and Retirement Plans........          621,284
Accrued Expenses............................................        2,689,632
                                                              ---------------
    Total Liabilities.......................................      352,329,229
                                                              ---------------
NET ASSETS..................................................  $18,449,093,391
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $15,708,948,801
Net Unrealized Appreciation.................................    2,700,015,010
Accumulated Net Realized Gain...............................       48,535,836
Accumulated Undistributed Net Investment Income.............       (8,406,256)
                                                              ---------------
NET ASSETS..................................................  $18,449,093,391
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $12,604,874,326 and 1,381,940,749 shares
    of beneficial interest issued and outstanding)..........  $          9.12
    Maximum sales charge (5.75%* of offering price).........             0.56
                                                              ---------------
    Maximum offering price to public........................  $          9.68
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,270,381,186 and 364,717,198 shares of
    beneficial interest issued and outstanding).............  $          8.97
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,267,416,290 and 251,755,952 shares of
    beneficial interest issued and outstanding).............  $          9.01
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $151,755,244 and 16,572,575 shares of
    beneficial interest issued and outstanding).............  $          9.16
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $154,666,345 and 16,954,950 shares of
    beneficial interest issued and outstanding).............  $          9.12
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $5,699,156)...............................................  $  270,960,640
Interest....................................................     248,697,089
                                                              --------------
    Total Income............................................     519,657,729
                                                              --------------
EXPENSES:
Investment Advisory Fee.....................................      59,534,504
Distribution (12b-1) and Service Fees
  Class A...................................................      28,475,085
  Class B...................................................      32,102,603
  Class C...................................................      21,053,803
  Class R...................................................         622,907
Transfer Agent Fees.........................................      23,689,719
Reports to Shareholders.....................................       2,496,000
Accounting and Administrative Expenses......................       1,872,254
Custody.....................................................         842,026
Registration Fees...........................................         554,788
Professional Fees...........................................         349,474
Trustees' Fees and Related Expenses.........................         263,509
Other.......................................................         500,273
                                                              --------------
    Total Expenses..........................................     172,356,945
    Less Credits Earned on Cash Balances....................         517,771
                                                              --------------
    Net Expenses............................................     171,839,174
                                                              --------------
NET INVESTMENT INCOME.......................................  $  347,818,555
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  644,023,356
  Futures...................................................       6,150,476
  Foreign Currency Transactions.............................        (223,824)
                                                              --------------
Net Realized Gain...........................................     649,950,008
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,716,528,011
                                                              --------------
  End of the Period:
    Investments.............................................   2,699,440,585
    Futures.................................................         574,425
                                                              --------------
                                                               2,700,015,010
                                                              --------------
Net Unrealized Appreciation During the Period...............     983,486,999
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,633,437,007
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,981,255,562
                                                              ==============

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                           FOR THE             FOR THE
                                                         YEAR ENDED          YEAR ENDED
                                                      DECEMBER 31, 2006   DECEMBER 31, 2005
                                                      -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................     $   347,818,555     $   238,757,426
Net Realized Gain.................................         649,950,008         833,228,411
Net Unrealized Appreciation/Depreciation During
  the Period......................................         983,486,999          (9,905,363)
                                                       ---------------     ---------------
Change in Net Assets from Operations..............       1,981,255,562       1,062,080,474
                                                       ---------------     ---------------

Distributions from Net Investment Income:
  Class A Shares..................................        (258,452,039)       (187,712,995)
  Class B Shares..................................         (49,507,825)        (42,173,496)
  Class C Shares..................................         (32,530,382)        (23,765,791)
  Class R Shares..................................          (2,517,017)         (1,346,702)
  Class I Shares..................................          (2,464,255)           (398,790)
                                                       ---------------     ---------------
                                                          (345,471,518)       (255,397,774)
                                                       ---------------     ---------------

Distributions from Net Realized Gain:
  Class A Shares..................................        (541,233,870)       (460,292,576)
  Class B Shares..................................        (150,343,870)       (153,870,568)
  Class C Shares..................................        (100,398,199)        (89,494,065)
  Class R Shares..................................          (6,244,285)         (4,145,711)
  Class I Shares..................................          (5,362,950)         (2,015,607)
                                                       ---------------     ---------------
                                                          (803,583,174)       (709,818,527)
                                                       ---------------     ---------------
Total Distributions...............................      (1,149,054,692)       (965,216,301)
                                                       ---------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................         832,200,870          96,864,173
                                                       ---------------     ---------------

FROM CAPITAL TRANSACTIONS:........................
Proceeds from Shares Sold.........................       3,834,045,478       4,478,838,651
Net Asset Value of Shares Issued Through Dividend
  Reinvestment....................................       1,044,356,373         878,999,748
Cost of Shares Repurchased........................      (2,989,639,927)     (2,143,875,998)
                                                       ---------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS....................................       1,888,761,924       3,213,962,401
                                                       ---------------     ---------------
TOTAL INCREASE IN NET ASSETS......................       2,720,962,794       3,310,826,574
NET ASSETS:
Beginning of the Period...........................      15,728,130,597      12,417,304,023
                                                       ---------------     ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(8,406,256) and $(18,207,890), respectively)...     $18,449,093,391     $15,728,130,597
                                                       ===============     ===============

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS A SHARES                        ----------------------------------------------------------
                                        2006         2005         2004        2003        2002
                                      ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................. $    8.68    $    8.62    $   7.90    $   6.62    $   7.46
                                      ---------    ---------    --------    --------    --------
  Net Investment Income..............      0.20(a)      0.17        0.16        0.15        0.16
  Net Realized and Unrealized
    Gain/Loss........................      0.86         0.49        0.75        1.30       (0.76)
                                      ---------    ---------    --------    --------    --------
Total from Investment Operations.....      1.06         0.66        0.91        1.45       (0.60)
                                      ---------    ---------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................      0.20         0.18        0.18        0.17        0.17
  Distributions from Net Realized
    Gain.............................      0.42         0.42        0.01         -0-        0.07
                                      ---------    ---------    --------    --------    --------
Total Distributions..................      0.62         0.60        0.19        0.17        0.24
                                      ---------    ---------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD... $    9.12    $    8.68    $   8.62    $   7.90    $   6.62
                                      =========    =========    ========    ========    ========

Total Return (b).....................    12.53%        7.81%      11.77%      22.16%      -8.32%
Net Assets at End of the Period (In
  millions).......................... $12,604.9    $10,376.7    $7,737.1    $5,198.4    $2,851.6
Ratio of Expenses to Average Net
  Assets.............................     0.78%        0.78%       0.80%       0.83%       0.82%
Ratio of Net Investment Income to
  Average Net Assets.................     2.29%        1.98%       1.97%       2.18%       2.34%
Portfolio Turnover...................       39%          38%         42%         49%         53%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                          --------------------------------------------------------
                                          2006        2005        2004        2003        2002
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $   8.55    $   8.49    $   7.79    $   6.53    $   7.36
                                        --------    --------    --------    --------    --------
  Net Investment Income.............        0.13(a)     0.11        0.10        0.10        0.11
  Net Realized and Unrealized
    Gain/Loss.......................        0.84        0.49        0.73        1.28       (0.76)
                                        --------    --------    --------    --------    --------
Total from Investment Operations....        0.97        0.60        0.83        1.38       (0.65)
                                        --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income..........................        0.13        0.12        0.12        0.12        0.11
  Distributions from Net Realized
    Gain............................        0.42        0.42        0.01         -0-        0.07
                                        --------    --------    --------    --------    --------
Total Distributions.................        0.55        0.54        0.13        0.12        0.18
                                        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD............................    $   8.97    $   8.55    $   8.49    $   7.79    $   6.53
                                        ========    ========    ========    ========    ========

Total Return (b)....................      11.66%       7.15%      10.85%      21.31%      -9.02%
Net Assets at End of the Period (In
  millions).........................    $3,270.4    $3,222.1    $3,076.3    $2,622.0    $1,749.6
Ratio of Expenses to Average Net
  Assets............................       1.53%       1.53%       1.55%       1.59%       1.57%
Ratio of Net Investment Income to
  Average Net Assets................       1.54%       1.22%       1.21%       1.43%       1.57%
Portfolio Turnover..................         39%         38%         42%         49%         53%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                          --------------------------------------------------------
                                          2006        2005        2004        2003        2002
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $   8.58    $   8.52    $   7.82    $   6.55    $   7.39
                                        --------    --------    --------    --------    --------
  Net Investment Income.............        0.14(a)     0.11        0.10        0.10        0.11
  Net Realized and Unrealized
    Gain/Loss.......................        0.84        0.49        0.73        1.29       (0.77)
                                        --------    --------    --------    --------    --------
Total from Investment Operations....        0.98        0.60        0.83        1.39       (0.66)
                                        --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income..........................        0.13        0.12        0.12        0.12        0.11
  Distributions from Net Realized
    Gain............................        0.42        0.42        0.01         -0-        0.07
                                        --------    --------    --------    --------    --------
Total Distributions.................        0.55        0.54        0.13        0.12        0.18
                                        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD............................    $   9.01    $   8.58    $   8.52    $   7.82    $   6.55
                                        ========    ========    ========    ========    ========

Total Return (b)....................      11.73%       7.12%      10.81%      21.40%(c)   -9.12%
Net Assets at End of the Period (In
  millions).........................    $2,267.4    $1,968.8    $1,561.6    $1,071.9    $  529.5
Ratio of Expenses to Average Net
  Assets............................       1.53%       1.53%       1.55%       1.59%       1.58%
Ratio of Net Investment Income to
  Average Net Assets................       1.54%       1.22%       1.22%       1.44%(c)    1.60%
Portfolio Turnover..................         39%         38%         42%         49%         53%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

See Notes to Financial Statements                                             35

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                           YEAR ENDED DECEMBER 31,           (COMMENCEMENT OF
CLASS R SHARES                      --------------------------------------    OPERATIONS) TO
                                     2006      2005      2004       2003     DECEMBER 31, 2002
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 8.72    $ 8.65    $  7.93    $  6.63        $ 6.43
                                    ------    ------    -------    -------        ------
  Net Investment Income...........    0.18(a)   0.15       0.15       0.15          0.02
  Net Realized and Unrealized
    Gain..........................    0.86      0.50       0.74       1.30          0.22
                                    ------    ------    -------    -------        ------
Total from Investment
  Operations......................    1.04      0.65       0.89       1.45          0.24
                                    ------    ------    -------    -------        ------
Less:
  Distributions from Net
    Investment Income.............    0.18      0.16       0.16       0.15          0.04
  Distributions from Net Realized
    Gain..........................    0.42      0.42       0.01        -0-           -0-
                                    ------    ------    -------    -------        ------
Total Distributions...............    0.60      0.58       0.17       0.15          0.04
                                    ------    ------    -------    -------        ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $ 9.16    $ 8.72    $  8.65    $  7.93        $ 6.63
                                    ======    ======    =======    =======        ======

Total Return (b)..................  12.20%     7.65%     11.45%     22.15%         3.69%*
Net Assets at End of the Period
  (In millions)...................  $151.8    $101.8    $  40.8    $  15.2        $  0.1
Ratio of Expenses to Average Net
  Assets..........................   1.03%     1.03%      1.05%      1.12%         1.19%
Ratio of Net Investment Income to
  Average Net Assets..............   2.04%     1.73%      1.72%      1.88%         1.67%
Portfolio Turnover................     39%       38%        42%        49%           53%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 36                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       DECEMBER 22, 2004
                                                        DECEMBER 31,      (COMMENCEMENT OF
CLASS I SHARES                                         ---------------     OPERATIONS) TO
                                                        2006     2005     DECEMBER 31, 2004
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.........................................  $ 8.69    $8.61          $8.58
                                                       ------    -----          -----
  Net Investment Income..............................    0.23(a)  0.17            -0-(b)
  Net Realized and Unrealized Gain...................    0.84     0.53           0.03
                                                       ------    -----          -----
Total from Investment Operations.....................    1.07     0.70           0.03
                                                       ------    -----          -----
Less:
  Distributions from Net Investment Income...........    0.22     0.20            -0-
  Distributions from Net Realized Gain...............    0.42     0.42            -0-
                                                       ------    -----          -----
Total Distributions..................................    0.64     0.62            -0-
                                                       ------    -----          -----
NET ASSET VALUE, END OF THE PERIOD...................  $ 9.12    $8.69          $8.61
                                                       ======    =====          =====

Total Return (c).....................................  12.68%    8.33%         0.35%*
Net Assets at End of the Period (In millions)........  $154.7    $58.7          $ 1.5
Ratio of Expenses to Average Net Assets..............   0.53%    0.55%          0.56%
Ratio of Net Investment Income to Average Net
  Assets.............................................   2.53%    2.17%          1.20%
Portfolio Turnover...................................     39%      38%            42%

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             37

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $16,048,066,579
                                                                ===============
Gross tax unrealized appreciation...........................    $ 2,767,190,369
Gross tax unrealized depreciation...........................       (126,815,117)
                                                                ---------------
Net tax unrealized appreciation on investments..............    $ 2,640,375,252
                                                                ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

                                                                  2006             2005
Distributions paid from:
  Ordinary income..........................................  $  427,884,676    $296,732,525
  Long-term capital gain...................................     721,170,016     668,483,776
                                                             --------------    ------------
                                                             $1,149,054,692    $965,216,301
                                                             ==============    ============

    Permanent differences, primarily due to gains and losses not recognized for tax on exchanges and book to tax amortization differences, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED GAIN     CAPITAL
-------------------------   ---------------   ----------
       $7,454,597            $(16,647,698)    $9,193,101

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $22,597,862
Undistributed long-term capital gain........................     77,744,104

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures transactions on December 31, 2006.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Fund's custody fee was reduced by $517,771 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the year ended December 31, 2006, the Fund recognized expenses of approximately $316,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $642,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $20,251,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

of those funds selected by the trustees. Investments in such funds of $392,491 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $7,084,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $4,971,100. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                             FOR THE                          FOR THE
                                            YEAR ENDED                       YEAR ENDED
                                        DECEMBER 31, 2006                DECEMBER 31, 2005
                                  ------------------------------   ------------------------------
                                     SHARES           VALUE           SHARES           VALUE
Sales:
  Class A.......................   318,305,316   $ 2,821,249,883    378,848,173   $ 3,287,303,328
  Class B.......................    41,195,422       358,670,412     58,481,461       498,278,609
  Class C.......................    52,763,852       461,705,965     63,868,125       547,825,165
  Class R.......................     9,609,771        85,628,539      8,868,992        77,246,198
  Class I.......................    11,991,953       106,790,679      7,702,456        68,185,351
                                  ------------   ---------------   ------------   ---------------
Total Sales.....................   433,866,314   $ 3,834,045,478    517,769,207   $ 4,478,838,651
                                  ============   ===============   ============   ===============
Dividend Reinvestment:
  Class A.......................    83,947,057   $   746,799,137     69,522,493   $   603,550,011
  Class B.......................    20,894,073       182,922,725     21,039,207       179,774,522
  Class C.......................    12,103,434       106,509,902     10,591,530        90,894,780
  Class R.......................       763,972         6,835,179        496,997         4,342,383
  Class I.......................       144,326         1,289,430         50,114           438,052
                                  ------------   ---------------   ------------   ---------------
Total Dividend Reinvestment.....   117,852,862   $ 1,044,356,373    101,700,341   $   878,999,748
                                  ============   ===============   ============   ===============
Repurchases:
  Class A.......................  (215,130,512)  $(1,905,163,956)  (151,431,386)  $(1,316,501,934)
  Class B.......................   (74,303,134)     (647,010,248)   (64,824,115)     (553,357,311)
  Class C.......................   (42,488,895)     (371,433,062)   (28,270,408)     (242,597,496)
  Class R.......................    (5,476,081)      (48,684,839)    (2,409,858)      (21,136,125)
  Class I.......................    (1,945,513)      (17,347,822)    (1,163,212)      (10,283,132)
                                  ------------   ---------------   ------------   ---------------
Total Repurchases...............  (339,344,135)  $(2,989,639,927)  (248,098,979)  $(2,143,875,998)
                                  ============   ===============   ============   ===============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2006, the Fund received redemption

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

fees of approximately $46,400, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $4,694,991,623 and $4,085,315,864, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $2,428,977,782 and $2,127,910,921, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2006, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2005............................     8,290
Futures Opened..............................................    44,714
Futures Closed..............................................   (45,288)
                                                               -------
Outstanding at December 31, 2006............................     7,716
                                                               =======

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $12,628,400 and $838,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the funds last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN EQUITY AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity and Income Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Equity and Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity and Income Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2006. For corporate shareholders, 47% of the distributions qualify for the dividend received deduction. The Fund designated and paid $721,170,016 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $427,884,676 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee           Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                      since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)            Trustee           Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                  since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                    Director of Amgen Inc., a
                                                              ("Allstate") and Allstate               biotechnological company,
                                                              Insurance Company. Prior                and Director of Valero
                                                              to January 1995,                        Energy Corporation, an
                                                              President and Chief                     independent refining
                                                              Executive Officer of                    company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFfiCERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee           Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                       since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                    offering capital                        in the Fund Complex.
Suite 980                                                     investment and management               Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                Corporation, Stericycle,
                                                              to February 2001, Vice                  Inc., Ventana Medical
                                                              Chairman and Director of                Systems, Inc., and GATX
                                                              Anixter International,                  Corporation, and Trustee
                                                              Inc., a global                          of The Scripps Research
                                                              distributor of wire,                    Institute. Prior to
                                                              cable and communications                January 2005, Trustee of
                                                              connectivity products.                  the University of Chicago
                                                              Prior to July 2000,                     Hospitals and Health
                                                              Managing Partner of                     Systems. Prior to April
                                                              Equity Group Corporate                  2004, Director of
                                                              Investment (EGI), a                     TheraSense, Inc. Prior to
                                                              company that makes                      January 2004, Director of
                                                              private investments in                  TeleTech Holdings Inc.
                                                              other companies.                        and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFfiCERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee           Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                              since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                        executive search firm.                  in the Fund Complex.
Suite 7000                                                    Trustee on the University
Chicago, IL 60606                                             of Chicago Hospitals
                                                              Board, Vice Chair of the
                                                              Board of the YMCA of
                                                              Metropolitan Chicago and
                                                              a member of the Women's
                                                              Board of the University
                                                              of Chicago. Prior to
                                                              1997, Partner of Ray &
                                                              Berndtson, Inc., an
                                                              executive recruiting
                                                              firm. Prior to 1996,
                                                              Trustee of The
                                                              International House
                                                              Board, a fellowship and
                                                              housing organization for
                                                              international graduate
                                                              students. Prior to 1995,
                                                              Executive Vice President
                                                              of ABN AMRO, N.A., a bank
                                                              holding company. Prior to
                                                              1990, Executive Vice
                                                              President of The Exchange
                                                              National Bank.

R. Craig Kennedy (54)           Trustee           Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                                 since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                          of the United States, an                in the Fund Complex.
                                                              independent U.S.
                                                              foundation created to
                                                              deepen understanding,
                                                              promote collaboration and
                                                              stimulate exchanges of
                                                              practical experience
                                                              between Americans and
                                                              Europeans. Formerly,
                                                              advisor to the Dennis
                                                              Trading Group Inc., a
                                                              managed futures and
                                                              option company that
                                                              invests money for
                                                              individuals and
                                                              institutions. Prior to
                                                              1992, President and Chief
                                                              Executive Officer,
                                                              Director and member of
                                                              the Investment Committee
                                                              of the Joyce Foundation,
                                                              a private foundation.

Howard J Kerr (71)              Trustee           Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                    since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                              Officer of Pocklington                  in the Fund Complex.
                                                              Corporation, Inc., an                   Director of the Lake
                                                              investment holding                      Forest Bank & Trust.
                                                              company. Director of the
                                                              Marrow Foundation.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFfiCERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee           Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                            since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                         Services, Inc., a                       in the Fund Complex.
                                                              financial planning
                                                              company and registered
                                                              investment adviser in the
                                                              State of Florida.
                                                              President of Nelson Ivest
                                                              Brokerage Services Inc.,
                                                              a member of the NASD,
                                                              Securities Investors
                                                              Protection Corp. and the
                                                              Municipal Securities
                                                              Rulemaking Board.
                                                              President of Nelson Sales
                                                              and Services Corporation,
                                                              a marketing and services
                                                              company to support
                                                              affiliated companies.

Hugo F. Sonnenschein (66)       Trustee           Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                               since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                             University of Chicago and               in the Fund Complex.
                                                              the Adam Smith                          Director of Winston
                                                              Distinguished Service                   Laboratories, Inc.
                                                              Professor in the
                                                              Department of Economics
                                                              at the University of
                                                              Chicago. Prior to July
                                                              2000, President of the
                                                              University of Chicago.
                                                              Trustee of the University
                                                              of Rochester and a member
                                                              of its investment
                                                              committee. Member of the
                                                              National Academy of
                                                              Sciences, the American
                                                              Philosophical Society and
                                                              a fellow of the American
                                                              Academy of Arts and
                                                              Sciences.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFfiCERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee           Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                              since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                             Academy of                              in the Fund Complex.
                                                              Sciences/National                       Director of Fluor Corp.,
                                                              Research Council, an                    an engineering,
                                                              independent, federally                  procurement and
                                                              chartered policy                        construction
                                                              institution, from 2001 to               organization, since
                                                              November 2003 and Chief                 January 2004 and Director
                                                              Operating Officer from                  of Neurogen Corporation,
                                                              1993 to 2001. Director of               a pharmaceutical company,
                                                              the Institute for Defense               since January 1998.
                                                              Analyses, a federally
                                                              funded research and
                                                              development center,
                                                              Director of the German
                                                              Marshall Fund of the
                                                              United States, Director
                                                              of the Rocky Mountain
                                                              Institute and Trustee of
                                                              Colorado College. Prior
                                                              to 1993, Executive
                                                              Director of the
                                                              Commission on Behavioral
                                                              and Social Sciences and
                                                              Education at the National
                                                              Academy of Sciences/
                                                              National Research
                                                              Council. From 1980
                                                              through 1989, Partner of
                                                              Coopers & Lybrand.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee           Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                             since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                             Meagher & Flom LLP, legal               in the Fund Complex.
                                                              counsel to funds in the                 Director of the Abraham
                                                              Fund Complex.                           Lincoln Presidential
                                                                                                      Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                      Global Fixed Income of the same entities since December
                                                         2005. Managing Director and Director of Morgan Stanley
                                                         Investment Management Ltd. Director of Morgan Stanley
                                                         Investment Management (ACD) Limited since December 2003.
                                                         Vice President of Morgan Stanley Institutional and Retail
                                                         Funds since February 2006. Vice President of funds in the
                                                         Fund Complex since March 2006.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFfiCERS continued
                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             25, 125, 225, 525
                                                                   EQIANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00449P-Y12/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                  REGISTRANT   COVERED ENTITIES(1)
                                  ----------   -------------------
   AUDIT FEES..................    $32,600         N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES.......    $0              $756,000(2)
      TAX FEES.................    $2,300(3)       $79,422(4)
      ALL OTHER FEES...........    $0              $203,498(5)
   TOTAL NON-AUDIT FEES........    $2,300          $1,038,920
   TOTAL.......................    $34,900         $1,038,920

2005

                                  REGISTRANT   COVERED ENTITIES(1)
                                  ----------   -------------------
   AUDIT FEES..................     $31,500        N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES.....       $0             $235,000(2)
      TAX FEES.................     $2,000(3)      $52,799(4)
      ALL OTHER FEES...........     $0             $956,268(5)
   TOTAL NON-AUDIT FEES........     $2,000         $1,244,067
   TOTAL.......................     $33,500        $1,244,067

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

          (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

          (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

          (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


By: /s/ James W. Garrett
    ----------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007